Average Annual Total Returns	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025
MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	11.45%										5.88%	8.64%
MH Elite Small Cap Fund of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.84%										4.43%	7.30%
MH Elite Small Cap Fund of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.78%										4.68%	6.99%
MH Elite Small Cap Fund of Funds | Morningstar US Small Cap Index
Prospectus [Line Items]
Average Annual Return, Percent	12.20%										7.29%	9.74%
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	13.82%	14.98%	(20.36%)	14.58%	20.41%	22.58%	(10.56%)	12.39%	15.96%
MH Elite Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	14.24%										8.92%	10.52%
MH Elite Fund of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.43%										7.38%	9.25%
MH Elite Fund of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.65%										7.17%	8.66%
MH Elite Fund of Funds | Morningstar US Large-Mid Cap Index
Prospectus [Line Items]
Average Annual Return, Percent	17.71%										13.71%	14.66%
MH Elite Fund of Funds | MH Elite Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	14.24%	18.57%	19.08%	(20.65%)	19.75%	19.75%	25.17%	(8.13%)	20.44%	6.98%
MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Average Annual Return, Percent	24.85%										2.18%	5.46%
MH Elite Select Portfolio of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.87%										1.42%	4.61%
MH Elite Select Portfolio of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.49%										1.72%	4.41%
MH Elite Select Portfolio of Funds | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	32.67%										8.31%	8.89%
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Average Annual Return, Percent	24.85%	0.77%	12.53%	(26.30%)	6.72%	20.22%	20.19%	(15.55%)	21.70%	2.87%
MH Elite Income Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	8.52%										2.69%	3.72%
MH Elite Income Fund of Funds | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.24%										1.70%	2.88%
MH Elite Income Fund of Funds | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.98%										2.03%	2.85%
MH Elite Income Fund of Funds | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%										(0.36%)	2.01%
MH Elite Income Fund of Funds | MH Elite Income Fund of Funds
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	6.19%	7.33%	(9.85%)	2.44%	5.26%	11.10%	(3.24%)	5.40%	5.77%